Accrued expenses and other payables (Tables)	12 Months Ended
Mar. 31, 2019
Accrued expenses and other payables
Schedule of accrued expenses and other payables

		March 31,
	Note	2018	2019	2019
		RMB	RMB	US$

Insurance premium received on behalf of insurance company	(i)	33,232	36,987	5,511
Other tax payables		1,802	2,663	397
Accrued salaries, bonus and welfare expenses		17,524	17,926	2,671
Accrued consultancy and professional fees		4,785	3,945	588
Payable for property, plant and equipment		712	1,198	179
Other payables	(ii)	14,968	17,258	2,572
Total accrued expenses and other payables		73,023	79,977	11,918

Notes:

(i)

The Group has an agreement with an insurance company under which the Group collects insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group’s cord blood bank and are enrolled in the insurance scheme of the insurance company. Thus, the amount of gross storage fees includes insurance premiums collected on behalf of the insurance company. The amount attributable to the insurance premiums is included in current and non-current (collected and payable over one year) other payables and is not recognized as revenue.

(ii)	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other procurement payables.